FINANCIAL INSTRUMENTS 2 (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	$ 129,617,000	$ 264,524,000
Restricted cash	5,505,000	368,000
Liabilities:
Floating rate debt	969,205,000	806,456,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	129,617,000	264,524,000
Restricted cash	5,505,000	368,000
Liabilities:
Floating rate debt	969,205,000	806,456,000
Fair Value, Measurements, Recurring [Member]
Assets:
Cash and cash equivalents	129,617,000	264,524,000
Restricted cash	5,505,000	368,000
Liabilities:
Total US Dollar floating rate and fixed rate debt	969,205,000	806,456
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Cash and cash equivalents	129,617,000	264,524,000
Restricted cash	5,505,000	368,000
Liabilities:
Total US Dollar floating rate and fixed rate debt	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Liabilities:
Total US Dollar floating rate and fixed rate debt	969,205,000	806,456
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Liabilities:
Total US Dollar floating rate and fixed rate debt	$ 0	$ 0